Fair Value Measurement - Schedule of Warrant’s Fair Value (Details)	Dec. 31, 2025	Dec. 31, 2024
Risk-free interest rate [Member] | Valuation Technique, Black-Scholes-Merton Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants	3.49	4.26
Risk-free interest rate [Member] | Valuation Technique, Monte Carlo Pricing Model [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants	3.59
Risk-free interest rate [Member] | Valuation Technique, Monte Carlo Pricing Model [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants	3.67
Volatility [Member] | Valuation Technique, Black-Scholes-Merton Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants	31.53	52.71
Volatility [Member] | Valuation Technique, Monte Carlo Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants	64.61
Dividend yield [Member] | Valuation Technique, Black-Scholes-Merton Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants
Dividend yield [Member] | Valuation Technique, Monte Carlo Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants
Life of forward sale contract (in years) [Member] | Valuation Technique, Black-Scholes-Merton Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants	3.07	4.07
Life of forward sale contract (in years) [Member] | Valuation Technique, Monte Carlo Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants	0.14
Fair value of underlying ordinary shares [Member] | Valuation Technique, Black-Scholes-Merton Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants	0.63	1.18
Fair value of underlying ordinary shares [Member] | Valuation Technique, Monte Carlo Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value of Warrants	0.79